ANFIELD UNIVERSAL FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2021

Shares					Fair Value
	EXCHANGE-TRADED FUNDS — 9.9%
	FIXED INCOME - 9.9%
166,100	Invesco Fundamental High Yield Corporate Bond ETF				$ 3,225,662
54,880	iShares Core U.S. Aggregate Bond ETF				6,283,211
29,100	SPDR Bloomberg Barclays High Yield Bond ETF				3,178,011
					12,686,884

	TOTAL EXCHANGE-TRADED FUNDS (Cost $12,681,796)				12,686,884

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 1.8%
	CLO — 1.8%
1,500,000	Dryden 37 Senior Loan Fund(a),(b)	US0003M + 5.150%	5.3340	01/15/31	1,435,881
1,000,000	Sound Point CLO VIII-R, Ltd.(a),(b)	US0003M + 6.600%	6.7840	04/15/30	930,208
					2,366,089
	TOTAL ASSET BACKED SECURITIES (Cost $2,387,786)				2,366,089

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 13.3%
461,203	Fannie Mae Interest Strip(c)		8.0000	11/25/27	58,289
229,866	Fannie Mae Interest Strip(c)		6.5000	04/25/32	39,914
149,217	Fannie Mae Interest Strip(c)		5.0000	10/25/33	24,756
171,700	Fannie Mae Interest Strip(c)		5.5000	12/25/33	33,600
108,564	Fannie Mae Interest Strip(b),(c)		6.0000	07/25/34	18,520
667,698	Fannie Mae Interest Strip(c)		4.5000	09/25/35	104,952
262,098	Fannie Mae Interest Strip(b),(c)		6.5000	09/25/35	50,003
204,238	Fannie Mae Interest Strip(b),(c)		6.5000	11/25/35	34,735
953,368	Fannie Mae Interest Strip(c)		5.0000	04/25/36	148,463
245,916	Fannie Mae Interest Strip(b),(c)		6.0000	05/25/36	52,302
142,588	Fannie Mae Interest Strip(c)		6.0000	06/25/36	28,927
1,306,550	Fannie Mae Interest Strip(c)		5.0000	07/25/36	217,013
235,647	Fannie Mae Interest Strip(c)		5.0000	10/25/36	46,437
2,756,781	Fannie Mae Interest Strip(c)		5.5000	11/25/36	540,796
136,824	Fannie Mae Interest Strip(c)		5.5000	07/25/37	26,306
ANFIELD UNIVERSAL FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 13.3% (Continued)
217,800	Fannie Mae Interest Strip(c)		6.0000	01/25/38	$ 42,331
175,587	Fannie Mae Interest Strip(c)		6.0000	02/25/38	34,694
1,295,880	Fannie Mae Interest Strip(c)		6.0000	05/25/39	303,778
603,867	Fannie Mae Interest Strip(c)		5.5000	11/25/39	131,033
1,773,939	Fannie Mae Interest Strip(c)		5.5000	11/25/40	351,849
159,480	Fannie Mae REMICS(b),(c)	US0001M + 7.950%	7.8440	07/25/31	23,969
819,572	Fannie Mae REMICS(b),(c)	US0001M + 7.750%	7.6440	02/25/33	170,081
254,665	Fannie Mae REMICS(c)		6.0000	05/25/33	41,893
368,627	Fannie Mae REMICS(b),(c)	US0001M + 38.500%	5.5000	07/25/33	65,680
479,016	Fannie Mae REMICS(b),(c)		5.0000	10/25/34	83,341
341,796	Fannie Mae REMICS(b),(c)	US0001M + 6.650%	6.5440	12/25/34	64,118
116,874	Fannie Mae REMICS(b),(c)	US0001M + 6.050%	5.9440	10/25/35	19,746
209,915	Fannie Mae REMICS(b),(c)	US0001M + 6.700%	6.5940	10/25/35	40,690
280,721	Fannie Mae REMICS(b),(c)	US0001M + 6.625%	6.5190	01/25/36	47,253
86,678	Fannie Mae REMICS(b),(c)	US0001M + 6.700%	6.5940	03/25/36	16,297
34,905	Fannie Mae REMICS(b),(c)	US0001M + 6.700%	6.5940	03/25/36	7,372
2,343,281	Fannie Mae REMICS(b),(c)	US0001M + 0.380%	0.4860	04/25/36	126,782
2,490,356	Fannie Mae REMICS(b),(c)	US0001M + 0.390%	0.4960	07/25/36	123,358
216,756	Fannie Mae REMICS(b),(c)	US0001M + 6.580%	6.4740	10/25/36	42,062
151,745	Fannie Mae REMICS(b),(c)	US0001M + 6.600%	6.4940	12/25/36	29,360
86,051	Fannie Mae REMICS(b),(c)	US0001M + 7.200%	7.0940	01/25/37	17,587
354,199	Fannie Mae REMICS(b),(c)	US0001M + 6.770%	6.6640	04/25/37	72,593
1,313,705	Fannie Mae REMICS(b),(c)	US0001M + 6.760%	6.6540	06/25/37	263,404
144,173	Fannie Mae REMICS(b),(c)	US0001M + 6.400%	6.2940	07/25/37	27,972
185,113	Fannie Mae REMICS(b),(c)	US0001M + 6.600%	6.4940	07/25/37	31,851
1,181,284	Fannie Mae REMICS(b),(c)	US0001M + 6.520%	6.4140	09/25/37	232,142
165,757	Fannie Mae REMICS(b),(c)	US0001M + 6.410%	6.3040	11/25/37	30,854
423,182	Fannie Mae REMICS(b),(c)	US0001M + 6.300%	6.1940	01/25/38	78,316
8,610,796	Fannie Mae REMICS(b),(c)	US0001M + 6.450%	0.1500	02/25/38	37,809
3,061,040	Fannie Mae REMICS(b),(c)	US0001M + 6.000%	5.8940	07/25/38	534,669
634,311	Fannie Mae REMICS(b),(c)	US0001M + 6.050%	5.9440	09/25/39	90,799
170,612	Fannie Mae REMICS(b),(c)	US0001M + 6.250%	6.1440	01/25/40	31,093
180,594	Fannie Mae REMICS(c)		5.5000	10/25/40	23,612
581,514	Fannie Mae REMICS(b),(c)	US0001M + 6.030%	5.9240	12/25/40	116,719
ANFIELD UNIVERSAL FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 13.3% (Continued)
136,847	Fannie Mae REMICS(c)		4.0000	03/25/41	$ 17,079
441,052	Fannie Mae REMICS(c)		5.0000	06/25/41	74,122
5,304,291	Fannie Mae REMICS(c)		5.0000	10/25/41	699,485
734,017	Fannie Mae REMICS(b),(c)	US0001M + 6.550%	6.4440	10/25/41	143,313
2,573,829	Fannie Mae REMICS(b),(c)	US0001M + 6.520%	6.4140	12/25/41	550,915
2,634,271	Fannie Mae REMICS(b),(c)	US0001M + 6.700%	6.5940	03/25/42	333,069
1,453,589	Fannie Mae REMICS(b),(c)	US0001M + 5.550%	5.4440	08/25/42	233,981
2,394,327	Fannie Mae REMICS(c)		5.0000	09/25/42	447,042
174,626	Fannie Mae REMICS(c)		4.5000	02/25/43	19,084
2,462,853	Fannie Mae REMICS(c)		4.5000	02/25/43	430,681
520,340	Fannie Mae REMICS(b),(c)	US0001M + 6.000%	5.8940	10/25/43	84,892
652,304	Fannie Mae REMICS(c)		5.5000	12/25/43	105,546
1,930,573	Fannie Mae REMICS(b),(c)	US0001M + 6.250%	6.1440	01/25/45	353,825
421,438	Fannie Mae REMICS(c)		5.0000	06/25/45	58,069
1,753,361	Fannie Mae REMICS(b),(c)	US0001M + 6.150%	6.0440	01/25/48	359,651
1,425,543	Fannie Mae REMICS(b),(c)	US0001M + 6.250%	6.1440	08/25/48	267,980
294,334	Fannie Mae REMICS(c)		4.5000	10/25/48	27,576
733,357	Fannie Mae REMICS(b),(c)	US0001M + 6.050%	5.9440	08/25/49	134,867
178,357	Freddie Mac REMICS(b),(c)	US0001M + 7.880%	7.7650	06/15/31	37,477
141,584	Freddie Mac REMICS(b),(c)		6.5000	05/15/32	23,044
371,998	Freddie Mac REMICS(b),(c)	US0001M + 8.000%	7.8850	06/15/32	72,908
75,292	Freddie Mac REMICS(b),(c)	US0001M + 7.900%	7.7850	11/15/32	18,260
88,496	Freddie Mac REMICS(b),(c)	US0001M + 8.000%	7.8850	12/15/32	15,848
397,001	Freddie Mac REMICS(c)		5.5000	03/15/33	70,815
866,190	Freddie Mac REMICS(b),(c)	US0001M + 6.000%	5.8850	05/15/34	150,666
349,759	Freddie Mac REMICS(b),(c)	US0001M + 6.700%	6.5850	11/15/34	78,699
528,620	Freddie Mac REMICS(b),(c)	US0001M + 6.050%	5.9350	03/15/35	87,049
1,385,977	Freddie Mac REMICS(b),(c)	US0001M + 6.600%	6.4850	10/15/35	275,525
87,913	Freddie Mac REMICS(b),(c)	US0001M + 6.700%	6.5850	02/15/36	19,818
398,884	Freddie Mac REMICS(b),(c)	US0001M + 6.650%	6.5350	05/15/36	74,030
160,965	Freddie Mac REMICS(b),(c)	US0001M + 6.650%	6.5350	11/15/36	31,836
385,456	Freddie Mac REMICS(b),(c)	US0001M + 6.100%	5.9850	04/15/37	76,805
326,680	Freddie Mac REMICS(b),(c)	US0001M + 6.050%	5.9350	08/15/37	55,892
374,853	Freddie Mac REMICS(c)		5.5000	07/15/39	43,600
ANFIELD UNIVERSAL FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 13.3% (Continued)
246,216	Freddie Mac REMICS(b),(c)	US0001M + 6.730%	6.6150	09/15/39	$ 50,723
537,962	Freddie Mac REMICS(c)		3.5000	10/15/39	42,546
3,800,322	Freddie Mac REMICS(b),(c)	US0001M + 6.550%	6.4350	03/15/40	856,911
255,476	Freddie Mac REMICS(b),(c)	US0001M + 6.030%	5.9150	11/15/40	45,146
236,124	Freddie Mac REMICS(b),(c)	US0001M + 6.550%	6.4350	08/15/42	53,068
63,112	Freddie Mac REMICS(c)		4.0000	08/15/43	791
727,207	Freddie Mac REMICS(c)		4.5000	09/15/43	116,851
2,177,353	Freddie Mac REMICS(c)		5.5000	12/25/43	391,058
287,029	Freddie Mac REMICS(c)		4.0000	03/15/45	29,272
14,720,276	Freddie Mac REMICS(b),(c)	US0001M + 6.100%	0.1000	05/15/46	63,586
415,461	Freddie Mac REMICS(b),(c)	US0001M + 6.000%	5.8850	05/15/46	77,133
168,421	Freddie Mac REMICS(c)		4.5000	07/15/46	2,950
614,383	Freddie Mac REMICS(b),(c)	US0001M + 6.000%	5.8850	09/15/46	146,930
351,046	Freddie Mac Strips(c)		8.0000	08/01/27	58,816
208,640	Freddie Mac Strips(c)		7.0000	03/15/32	47,081
328,014	Freddie Mac Strips(c)		4.5000	09/15/35	47,002
451,780	Freddie Mac Strips(c)		5.0000	04/15/36	73,752
520,569	Freddie Mac Strips(c)		5.5000	07/15/36	100,231
84,110	Freddie Mac Strips(c)		6.0000	08/15/36	16,787
757,588	Freddie Mac Strips(c)		5.0000	09/15/36	137,280
1,246,957	Freddie Mac Strips(c)		5.5000	12/15/36	225,825
276,761	Freddie Mac Strips(c)		4.5000	05/15/40	42,061
533,245	Freddie Mac Strips(b),(c)		4.0000	01/15/43	82,337
1,238,855	Freddie Mac Strips(b),(c)		4.0000	10/15/47	191,164
1,767,782	Freddie Mac Strips(b),(c)		3.5000	06/15/50	226,752
656,549	Government National Mortgage Association(b),(c)	US0001M + 7.100%	6.9840	06/20/34	131,891
32,392	Government National Mortgage Association(b)	US0001M + 27.500%	26.9220	12/16/34	54,878
213,602	Government National Mortgage Association(b),(c)	US0001M + 4.180%	4.0640	07/20/37	21,001
219,988	Government National Mortgage Association(b),(c)	US0001M + 6.500%	6.3840	01/16/38	42,735
131,195	Government National Mortgage Association(b),(c)	US0001M + 6.460%	6.3440	02/20/38	20,504
1,620,639	Government National Mortgage Association(b),(c)	US0001M + 6.490%	6.3740	02/20/38	313,188
198,022	Government National Mortgage Association(b),(c)	US0001M + 6.470%	6.3540	03/20/38	28,848
168,442	Government National Mortgage Association(b),(c)	US0001M + 6.270%	6.1540	04/20/38	626
215,377	Government National Mortgage Association(b),(c)	US0001M + 6.250%	6.1340	06/16/38	36,679
ANFIELD UNIVERSAL FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 13.3% (Continued)
200,012	Government National Mortgage Association(b),(c)	US0001M + 6.250%	6.1340	06/20/38	$ 39,270
102,832	Government National Mortgage Association(b),(c)	US0001M + 7.300%	7.1840	12/20/38	16,198
180,407	Government National Mortgage Association(b),(c)	US0001M + 5.950%	5.8340	06/20/39	24,164
308,707	Government National Mortgage Association(b),(c)	US0001M + 6.550%	6.4340	07/16/39	31,770
652,196	Government National Mortgage Association(b),(c)		3.0350	02/20/40	60,605
124,262	Government National Mortgage Association(b),(c)	US0001M + 6.000%	5.8840	09/20/40	25,508
221,429	Government National Mortgage Association(b),(c)	US0001M + 6.050%	5.9340	11/16/40	44,692
887,200	Government National Mortgage Association(c)		4.0000	01/20/41	76,243
279,512	Government National Mortgage Association(c)		4.0000	03/16/41	30,381
329,958	Government National Mortgage Association(b),(c)	US0001M + 6.690%	6.5740	11/16/41	75,988
195,346	Government National Mortgage Association(c)		3.5000	01/20/43	35,290
562,442	Government National Mortgage Association(c)		3.5000	04/20/43	59,038
2,367,295	Government National Mortgage Association(c)		4.0000	08/20/43	220,542
157,791	Government National Mortgage Association(b),(c)	US0001M + 6.100%	5.9840	11/20/43	32,464
328,914	Government National Mortgage Association(b),(c)	US0001M + 6.100%	5.9840	04/20/44	63,918
578,714	Government National Mortgage Association(b),(c)	US0001M + 5.600%	5.4840	06/16/44	110,121
234,114	Government National Mortgage Association(c)		4.0000	10/20/44	19,498
2,500,814	Government National Mortgage Association(c)		5.0000	10/20/44	442,460
2,394,757	Government National Mortgage Association(c)		4.0000	11/20/44	243,983
864,516	Government National Mortgage Association(b),(c)	US0001M + 5.600%	5.4840	05/20/45	159,891
197,049	Government National Mortgage Association(c)		4.0000	06/20/45	18,973
1,047,770	Government National Mortgage Association(c)		4.0000	07/20/45	84,864
534,548	Government National Mortgage Association(c)		4.5000	11/16/45	91,451
795,178	Government National Mortgage Association(b),(c)	US0001M + 5.650%	5.5340	01/20/46	143,795
334,891	Government National Mortgage Association(b),(c)	US0001M + 6.100%	5.9840	01/20/46	73,572
383,566	Government National Mortgage Association(c)		3.5000	10/20/46	61,088
332,976	Government National Mortgage Association(c)		5.5000	05/16/47	44,185
553,846	Government National Mortgage Association(c)		4.0000	01/20/48	93,342
475,811	Government National Mortgage Association(c)		5.5000	09/20/48	66,426
706,644	Government National Mortgage Association(c)		5.5000	10/20/48	122,787
2,246,585	Government National Mortgage Association(c)		3.5000	04/20/50	354,875
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $17,295,349)				16,997,354

ANFIELD UNIVERSAL FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 71.6%
	AEROSPACE & DEFENSE — 2.0%
2,510,000	Howmet Aerospace, Inc.		5.8700	02/23/22	$ 2,626,088

	AUTOMOTIVE — 8.2%
500,000	Fiat Chrysler Automobiles N.V.		5.2500	04/15/23	542,615
1,250,000	Ford Motor Credit Company, LLC		5.8750	08/02/21	1,263,438
689,000	Ford Motor Credit Company, LLC		3.8130	10/12/21	696,858
450,000	Ford Motor Credit Company, LLC(b)	US0003M + 1.080%	1.2760	08/03/22	446,065
350,000	Ford Motor Credit Company, LLC		3.3500	11/01/22	358,491
500,000	Ford Motor Credit Company, LLC		2.7500	12/20/22	495,513
480,000	Ford Motor Credit Company, LLC B		4.1400	02/15/23	498,665
500,000	Ford Motor Credit Company, LLC		3.0960	05/04/23	511,865
600,000	Ford Motor Credit Company, LLC		3.3700	11/17/23	618,750
200,000	Ford Motor Credit Company, LLC		3.6500	11/20/23	201,510
750,000	Ford Motor Credit Company, LLC		3.8100	01/09/24	779,063
141,000	Ford Motor Credit Company, LLC		3.6640	09/08/24	147,082
277,000	Ford Motor Credit Company, LLC		4.6870	06/09/25	298,121
320,000	Ford Motor Credit Company, LLC		3.3750	11/13/25	327,898
265,000	General Motors Company(b)	US0003M + 0.900%	1.0820	09/10/21	265,604
582,000	General Motors Financial Company, Inc.		3.2000	07/06/21	583,465
1,250,000	General Motors Financial Company, Inc.		4.2000	11/06/21	1,274,150
250,000	General Motors Financial Company, Inc.		3.5500	07/08/22	258,560
521,000	Harley-Davidson Financial Services, Inc.(a)		3.5500	05/21/21	521,798
500,000	Harley-Davidson Financial Services, Inc.(a)		4.0500	02/04/22	513,472
					10,602,983
	BANKING — 5.6%
860,000	Barclays Bank plc(a)		10.1790	06/12/21	868,837
1,000,000	BBVA Bancomer S.A.(a)		6.7500	09/30/22	1,069,029
227,000	BPCE S.A.		2.7500	12/02/21	230,299
150,000	CIT Group, Inc.		5.0000	08/15/22	158,168
1,000,000	CIT Group, Inc. Class A(b)	US0003M + 3.972%	5.8000	12/15/2165	1,036,250
488,000	Citigroup, Inc. (b)	US0003M + 4.068%	5.9500	07/30/2167	516,365
200,000	Deutsche Bank A.G.		4.2500	10/14/21	203,296
550,000	Deutsche Bank A.G.		5.0000	02/14/22	568,586
1,463,000	First Horizon National Corporation		3.5500	05/26/23	1,545,444
ANFIELD UNIVERSAL FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 71.6% (Continued)
	BANKING — 5.6% (Continued)
250,000	JPMorgan Chase & Company(b)	US0003M + 3.800%	4.0050	12/29/49	$ 251,271
749,000	Wells Fargo & Company		2.1000	07/26/21	752,298
					7,199,843
	BEVERAGES — 0.9%
161,000	Coca-Cola European Partners plc		3.2500	08/19/21	161,359
191,000	Heineken N.V.(a)		3.4000	04/01/22	196,342
743,000	Keurig Dr. Pepper, Inc.		3.5510	05/25/21	744,448
					1,102,149
	BIOTECH & PHARMA — 4.5%
250,000	Bayer US Finance II, LLC(a),(b)	US0003M + 0.630%	0.8310	06/25/21	250,097
451,000	Bayer US Finance II, LLC(a)		3.5000	06/25/21	451,902
110,000	Bayer US Finance II, LLC(a)		2.7500	07/15/21	110,558
100,000	Bristol-Myers Squibb Company		2.5500	05/14/21	100,067
1,429,000	Teva Pharmaceutical Finance IV BV		3.6500	11/10/21	1,440,333
2,937,000	Teva Pharmaceutical Finance Netherlands III BV		2.2000	07/21/21	2,942,507
300,000	Teva Pharmaceutical Finance Netherlands III BV		6.0000	04/15/24	316,875
190,000	Zoetis, Inc.(b)	US0003M + 0.440%	0.6220	08/20/21	190,186
					5,802,525
	CABLE & SATELLITE — 2.7%
668,000	CSC Holdings, LLC		6.7500	11/15/21	687,205
1,736,000	CSC Holdings, LLC		5.8750	09/15/22	1,825,664
1,036,000	Time Warner Cable, LLC B		4.0000	09/01/21	1,038,869
					3,551,738
	CHEMICALS — 1.0%
420,000	Air Liquide Finance S.A.(a)		1.7500	09/27/21	421,995
489,000	DuPont de Nemours, Inc.		2.1690	05/01/23	490,901
415,000	Monsanto Company		2.7500	07/15/21	416,608
					1,329,504
	COMMERCIAL SUPPORT SERVICES — 2.0%
2,445,000	Aramark Services, Inc.(a)		6.3750	05/01/25	2,603,925

	CONTAINERS & PACKAGING — 3.2%
2,218,000	Ball Corporation		5.0000	03/15/22	2,297,838
509,000	Crown Americas, LLC / Crown Americas Capital Corporation IV		4.5000	01/15/23	538,206
ANFIELD UNIVERSAL FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 71.6% (Continued)
	CONTAINERS & PACKAGING — 3.2% (Continued)
1,117,000	Graphic Packaging International, LLC		4.8750	11/15/22	$ 1,169,672
					4,005,716
	DIVERSIFIED INDUSTRIALS — 0.2%
250,000	General Electric Company Series D(b)	US0003M + 3.330%	3.5140	06/15/2169	237,968

	ELECTRIC UTILITIES — 6.8%
400,000	Electricite de France S.A.(a), (b)	USSW10 + 3.709%	5.2500	01/29/49	419,148
1,050,000	Enel Finance International N.V.(a)		2.8750	05/25/22	1,075,644
1,998,000	FirstEnergy Corporation		2.8500	07/15/22	2,038,683
2,111,000	FirstEnergy Corporation		4.2500	03/15/23	2,239,698
150,000	FirstEnergy Corporation		2.0500	03/01/25	151,288
265,000	Pennsylvania Electric Company(a)		4.1500	04/15/25	284,432
700,000	Puget Energy, Inc.		6.0000	09/01/21	712,457
700,000	Puget Energy, Inc.		5.6250	07/15/22	734,660
1,000,000	Southern Company (The)		2.3500	07/01/21	1,001,630
					8,657,640
	HEALTH CARE FACILITIES & SERVICES — 0.1%
98,000	Fresenius Medical Care US Finance II, Inc.(a)		5.8750	01/31/22	101,714

	INSTITUTIONAL FINANCIAL SERVICES — 0.4%
474,000	Bank of New York Mellon Corporation (The) (b)	US0003M + 3.420%	3.6070	12/20/2168	473,467

	INSURANCE — 0.3%
150,000	Jackson National Life Global Funding(a),(b)	US0003M + 0.480%	0.6570	06/11/21	150,068
196,000	MetLife, Inc. (b)	US0003M + 3.575%	3.7590	12/15/2168	196,490
					346,558
	INTERNET MEDIA & SERVICES — 1.8%
2,190,000	Netflix, Inc.		5.5000	02/15/22	2,273,538

	LEISURE FACILITIES & SERVICES — 2.4%
1,546,000	Carnival Corporation B		7.2000	10/01/23	1,642,626
500,000	Marriott International, Inc.		2.3000	01/15/22	504,847
345,000	Marriott International, Inc.		3.2500	09/15/22	352,713
625,000	Marriott International, Inc.		2.1250	10/03/22	637,339
ANFIELD UNIVERSAL FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 71.6% (Continued)
	LEISURE FACILITIES & SERVICES — 2.4% (Continued)
					$ 3,137,525
	OIL & GAS PRODUCERS — 4.2%
833,000	DCP Midstream Operating, L.P.(a)		4.7500	09/30/21	837,686
1,401,000	Energy Transfer Operating, L.P.		5.2000	02/01/22	1,432,768
401,000	Energy Transfer Operating, L.P.		3.6000	02/01/23	417,294
500,000	Energy Transfer Operating, L.P.		4.2500	03/15/23	526,211
1,250,000	Petrobras Global Finance BV		4.3750	05/20/23	1,327,638
883,000	Plains All American Pipeline, L.P. / PAA Finance Corporation		3.6500	06/01/22	902,967
					5,444,564
	PUBLISHING & BROADCASTING — 0.3%
315,000	Discovery Communications, LLC		3.3000	05/15/22	323,945
26,000	Pearson Funding plc(a)		3.2500	05/08/23	26,657
					350,602
	REAL ESTATE INVESTMENT TRUSTS — 3.7%
850,000	American Tower Trust #1(a)		3.0700	03/15/23	860,531
164,000	Office Properties Income Trust		4.0000	07/15/22	168,921
1,000,000	SBA Communications Corporation		4.8750	09/01/24	1,025,000
758,000	SBA Tower Trust Series 2013-1-2 CLASS 20132C(a)		3.7220	04/11/23	772,139
1,860,000	Service Properties Trust		4.6500	03/15/24	1,877,437
					4,704,028
	RETAIL - CONSUMER STAPLES — 0.2%
200,000	Safeway, Inc.		4.7500	12/01/21	203,725

	RETAIL - DISCRETIONARY — 1.3%
1,605,000	Penske Automotive Group, Inc.		3.5000	09/01/25	1,647,131

	SOFTWARE — 2.3%
2,963,000	NortonLifeLock, Inc.		3.9500	06/15/22	3,014,852

	SPECIALTY FINANCE — 1.1%
150,000	AerCap Ireland Capital DAC / AerCap Global		4.4500	12/16/21	153,110
200,000	Ally Financial, Inc.		4.1250	02/13/22	205,713
821,000	Credit Acceptance Corporation(a)		5.1250	12/31/24	848,626
200,000	Engie S.A.(a)		2.8750	10/10/22	206,719
ANFIELD UNIVERSAL FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 71.6% (Continued)
	SPECIALTY FINANCE — 1.1% (Continued)
					$ 1,414,168
	TECHNOLOGY HARDWARE — 2.0%
2,417,000	EMC Corporation		3.3750	06/01/23	2,508,677

	TECHNOLOGY SERVICES — 0.1%
80,000	Nielsen Company Luxembourg Sarl (The)(a)		5.0000	02/01/25	82,250

	TELECOMMUNICATIONS — 7.1%
2,000,000	Deutsche Telekom International Finance BV		1.9500	09/19/21	2,008,866
2,893,000	Sprint Corporation		7.2500	09/15/21	2,957,947
68,750	Sprint Spectrum Company, LLC / Sprint Spectrum Company II, LLC / Sprint Spectrum Company III, LLC Series 2016-1(a)		3.3600	09/20/21	69,287
2,650,000	Telecom Italia SpA(a)		5.3030	05/30/24	2,897,643
1,257,000	T-Mobile USA, Inc.		4.0000	04/15/22	1,289,198
					9,222,941
	TOBACCO & CANNABIS — 1.8%
851,000	Altria Group, Inc.		4.7500	05/05/21	851,101
80,000	Imperial Brands Finance plc		3.7500	07/21/22	82,458
605,000	Imperial Brands Finance plc(a)		3.7500	07/21/22	623,589
785,000	Imperial Brands Finance plc(a)		3.5000	02/11/23	814,714
					2,371,862
	TRANSPORTATION & LOGISTICS — 5.4%
2,111,176	American Airlines 2013-2 Class A Pass Through Series 2013-2 Class A		4.9500	01/15/23	2,133,893
1,245,000	American Airlines Group, Inc.		5.0000	06/01/22	1,237,219
717,770	Continental Airlines 2007-1 Class A Pass Through Series 2007-1 Class A		5.9830	04/19/22	738,428
1,175,000	Delta Air Lines, Inc.		2.9000	10/28/24	1,185,756
1,469,678	United Airlines 2014-2 Class B Pass Through Trust Series 2014-2 Class B		4.6250	09/03/22	1,511,751
					6,807,047
	TOTAL CORPORATE BONDS (Cost $91,403,851)				91,824,728

ANFIELD UNIVERSAL FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 1.6%
	COMMERCIAL SUPPORT SERVICES — 0.8%
1,000,000	Aramark Services, Inc.(b)	US0001M + 2.500%	1.8950	04/01/28	$ 997,875

	TRANSPORTATION & LOGISTICS — 0.8%
1,000,000	United Airlines, Inc.(b)	US0001M + 3.750%	4.5000	04/14/28	1,013,125

	TOTAL TERM LOANS (Cost $1,990,062)				2,011,000

	TOTAL INVESTMENTS - 98.2% (Cost $125,758,844)				$ 125,886,055
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.8%				2,365,168
	NET ASSETS - 100.0%				$ 128,251,223

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts		Expiration	Notional Amount(d)	Unrealized Depreciation
30	CBOT 10 Year US Treasury Note		06/21/2021	$ 3,960,930	$ (64,695)
10	CBOT US Long Bond Future		06/21/2021	1,572,500	(36,094)
	TOTAL FUTURES CONTRACTS				$ (100,789)

ETF	- Exchange-Traded Fund
LLC	- Limited Liability Company
LP	- Limited Partnership
LTD	- Limited Company
NV	- Naamioze Vennootschap
PLC	- Public Limited Company
REMIC	- Real Estate Mortgage Investment Conduit
S/A	- Société Anonyme
SPDR	- Standard & Poor's Depositary Receipt

US0001M	ICE LIBOR USD 1 Month
US0003M	ICE LIBOR USD 3 Month
USSW10	USD SWAP SEMI 30/360 10Y

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2021 the total market value of 144A securities is $19,444,891 or 15.2% of net assets.
(b)	Floating or variable rate security; the rate shown represents the rate on April 30, 2021.
(c)	Interest only securities.
(d)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.